FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Merrill Lynch Life Variable Annuity Separate Account C
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Merrill Lynch Life Variable Annuity Separate Account C (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
BlackRock Government Money Market V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
TA Aegon Bond Service Class (1)	TA JPMorgan Enhanced Index Service Class (1)
TA Aegon Sustainable Equity Income Service Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA BlackRock iShares Edge 40 Service Class (1)	TA TSW International Equity Service Class (1)
TA BlackRock Tactical Allocation Service Class (1)	TA TSW Mid Cap Value Opportunities Service Class (1)
TA International Focus Service Class (1)	TA WMC US Growth Service Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Government Money Market V.I. Class I Shares	247,930.940	$247,931	$247,931	$(48)	$247,883	26,575	$9.327804	$9.327804
TA Aegon Bond Service Class	138,182.445	1,489,186	1,298,915	-	1,298,915	114,347	11.359459	11.359459
TA Aegon Sustainable Equity Income Service Class	36,990.469	631,059	840,423	(1)	840,422	30,033	27.983223	27.983223
TA Aegon U.S. Government Securities Service Class	57,126.201	621,967	535,273	1	535,274	54,239	9.868856	9.868856
TA BlackRock iShares Edge 40 Service Class	10,905.899	100,606	99,789	-	99,789	5,807	17.185338	17.185338
TA BlackRock Tactical Allocation Service Class	18,841.932	282,716	307,123	-	307,123	13,436	22.857558	22.857558
TA International Focus Service Class	58,712.743	503,070	435,649	(1)	435,648	23,776	18.322874	18.322874
TA Janus Mid-Cap Growth Service Class	4,060.281	117,346	113,850	25	113,875	2,774	41.056118	41.056118
TA JPMorgan Enhanced Index Service Class	23,842.684	538,368	690,723	(1)	690,722	11,180	61.784555	61.784555
TA Small/Mid Cap Value Service Class	13,052.679	228,732	239,386	2	239,388	5,956	40.194760	40.194760
TA T. Rowe Price Small Cap Service Class	11,641.655	106,561	111,643	40	111,683	2,078	53.745888	53.745888
TA TSW International Equity Service Class	5,765.338	81,866	101,470	2	101,472	4,969	20.421811	20.421811
TA TSW Mid Cap Value Opportunities Service Class	8,392.630	115,146	84,598	-	84,598	2,118	39.934754	39.934754
TA WMC US Growth Service Class	23,686.993	741,285	919,766	-	919,766	12,699	72.428175	72.428175

See accompanying notes.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock Government Money Market V.I. Class I Shares	TA Aegon Bond Service Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 251,360	$ 1,393,346	$ 791,016	$ 542,710

Investment Income:
Reinvested Dividends	11,957	55,020	15,203	16,375
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,536	25,472	15,505	9,585
Net Investment Income (Loss)	7,421	29,548	(302)	6,790

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(29,373)	13,185	(9,618)
Net Realized Capital Gains (Losses) on Investments	-	(29,373)	13,185	(9,618)
Net Change in Unrealized Appreciation (Depreciation)	-	(476)	97,872	(6,478)
Net Gain (Loss) on Investment	-	(29,849)	111,057	(16,096)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,421	(301)	110,755	(9,306)

Increase (Decrease) in Net Assets from Contract Transactions	(16,071)	(53,209)	(70,743)	(14,019)

Total Increase (Decrease) in Net Assets	(8,650)	(53,510)	40,012	(23,325)

Net Assets as of December 31, 2024:	$ 242,710	$ 1,339,836	$ 831,028	$ 519,385

Investment Income:
Reinvested Dividends	9,764	85,685	12,150	18,036
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,533	24,521	15,310	9,677
Net Investment Income (Loss)	5,231	61,164	(3,160)	8,359

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	8,202	-
Realized Gain (Loss) on Investments	-	(54,406)	19,669	(5,704)
Net Realized Capital Gains (Losses) on Investments	-	(54,406)	27,871	(5,704)
Net Change in Unrealized Appreciation (Depreciation)	-	56,892	46,922	15,975
Net Gain (Loss) on Investment	-	2,486	74,793	10,271

Net Increase (Decrease) in Net Assets Resulting from Operations	5,231	63,650	71,633	18,630

Increase (Decrease) in Net Assets from Contract Transactions	(58)	(104,571)	(62,239)	(2,741)

Total Increase (Decrease) in Net Assets	5,173	(40,921)	9,394	15,889

Net Assets as of December 31, 2025:	$ 247,883	$ 1,298,915	$ 840,422	$ 535,274

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Edge 40 Service Class	TA BlackRock Tactical Allocation Service Class	TA International Focus Service Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 89,767	$ 489,856	$ 481,114	$ 117,636

Investment Income:
Reinvested Dividends	2,318	7,404	10,552	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,727	9,137	9,011	2,356
Net Investment Income (Loss)	591	(1,733)	1,541	(2,356)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,435	-	16,257	8,327
Realized Gain (Loss) on Investments	(485)	(6,284)	3,626	(1,282)
Net Realized Capital Gains (Losses) on Investments	950	(6,284)	19,883	7,045
Net Change in Unrealized Appreciation (Depreciation)	2,557	55,974	(35,659)	9,442
Net Gain (Loss) on Investment	3,507	49,690	(15,776)	16,487

Net Increase (Decrease) in Net Assets Resulting from Operations	4,098	47,957	(14,235)	14,131

Increase (Decrease) in Net Assets from Contract Transactions	(219)	(44,629)	(54,363)	(4,111)

Total Increase (Decrease) in Net Assets	3,879	3,328	(68,598)	10,020

Net Assets as of December 31, 2024:	$ 93,646	$ 493,184	$ 412,516	$ 127,656

Investment Income:
Reinvested Dividends	2,763	6,062	6,400	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,796	7,880	7,989	2,291
Net Investment Income (Loss)	967	(1,818)	(1,589)	(2,291)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,527	-	44,798	16,677
Realized Gain (Loss) on Investments	29	7,092	2,015	(14,503)
Net Realized Capital Gains (Losses) on Investments	3,556	7,092	46,813	2,174
Net Change in Unrealized Appreciation (Depreciation)	4,169	34,589	(26,745)	7,355
Net Gain (Loss) on Investment	7,725	41,681	20,068	9,529

Net Increase (Decrease) in Net Assets Resulting from Operations	8,692	39,863	18,479	7,238

Increase (Decrease) in Net Assets from Contract Transactions	(2,549)	(225,924)	4,653	(21,019)

Total Increase (Decrease) in Net Assets	6,143	(186,061)	23,132	(13,781)

Net Assets as of December 31, 2025:	$ 99,789	$ 307,123	$ 435,648	$ 113,875

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Enhanced Index Service Class	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Service Class	TA TSW International Equity Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 537,833	$ 296,867	$ 179,885	$ 99,580

Investment Income:
Reinvested Dividends	2,824	2,402	-	2,875
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,131	5,662	3,347	1,922
Net Investment Income (Loss)	(8,307)	(3,260)	(3,347)	953

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,505	10,540	7,959	-
Realized Gain (Loss) on Investments	13,438	375	(35,594)	485
Net Realized Capital Gains (Losses) on Investments	32,943	10,915	(27,635)	485
Net Change in Unrealized Appreciation (Depreciation)	90,029	15,111	53,311	(228)
Net Gain (Loss) on Investment	122,972	26,026	25,676	257

Net Increase (Decrease) in Net Assets Resulting from Operations	114,665	22,766	22,329	1,210

Increase (Decrease) in Net Assets from Contract Transactions	(35,981)	(81,057)	(95,090)	3,945

Total Increase (Decrease) in Net Assets	78,684	(58,291)	(72,761)	5,155

Net Assets as of December 31, 2024:	$ 616,517	$ 238,576	$ 107,124	$ 104,735

Investment Income:
Reinvested Dividends	3,147	2,619	-	2,356
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,896	4,417	1,992	2,054
Net Investment Income (Loss)	(8,749)	(1,798)	(1,992)	302

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,823	27,332	20,036	5,607
Realized Gain (Loss) on Investments	7,926	4,861	(182)	11,664
Net Realized Capital Gains (Losses) on Investments	84,749	32,193	19,854	17,271
Net Change in Unrealized Appreciation (Depreciation)	9,223	(12,289)	(9,400)	10,975
Net Gain (Loss) on Investment	93,972	19,904	10,454	28,246

Net Increase (Decrease) in Net Assets Resulting from Operations	85,223	18,106	8,462	28,548

Increase (Decrease) in Net Assets from Contract Transactions	(11,018)	(17,294)	(3,903)	(31,811)

Total Increase (Decrease) in Net Assets	74,205	812	4,559	(3,263)

Net Assets as of December 31, 2025:	$ 690,722	$ 239,388	$ 111,683	$ 101,472

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA TSW Mid Cap Value Opportunities Service Class	TA WMC US Growth Service Class
	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 75,510	$ 860,436

Investment Income:
Reinvested Dividends	986	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,465	17,480
Net Investment Income (Loss)	(479)	(17,480)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,224	88,610
Realized Gain (Loss) on Investments	(618)	43,751
Net Realized Capital Gains (Losses) on Investments	12,606	132,361
Net Change in Unrealized Appreciation (Depreciation)	(7,389)	102,547
Net Gain (Loss) on Investment	5,217	234,908

Net Increase (Decrease) in Net Assets Resulting from Operations	4,738	217,428

Increase (Decrease) in Net Assets from Contract Transactions	(1,466)	(141,022)

Total Increase (Decrease) in Net Assets	3,272	76,406

Net Assets as of December 31, 2024:	$ 78,782	$ 936,842

Investment Income:
Reinvested Dividends	850	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,499	16,916
Net Investment Income (Loss)	(649)	(16,916)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,983	161,121
Realized Gain (Loss) on Investments	(858)	55,356
Net Realized Capital Gains (Losses) on Investments	21,125	216,477
Net Change in Unrealized Appreciation (Depreciation)	(14,701)	(62,133)
Net Gain (Loss) on Investment	6,424	154,344

Net Increase (Decrease) in Net Assets Resulting from Operations	5,775	137,428

Increase (Decrease) in Net Assets from Contract Transactions	41	(154,504)

Total Increase (Decrease) in Net Assets	5,816	(17,076)

Net Assets as of December 31, 2025:	$ 84,598	$ 919,766

See Accompanying Notes
(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements
December 31, 2025

1. Organization

Merrill Lynch Life Variable Annuity Separate Account C (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Consults Annuity℠.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BlackRock Government Money Market V.I. Class I Shares	$9,764	$4,583
TA Aegon Bond Service Class	180,062	223,469
TA Aegon Sustainable Equity Income Service Class	35,007	92,204
TA Aegon U.S. Government Securities Service Class	32,301	26,683
TA BlackRock iShares Edge 40 Service Class	6,683	4,737
TA BlackRock Tactical Allocation Service Class	6,794	234,535
TA International Focus Service Class	75,878	28,016
TA Janus Mid-Cap Growth Service Class	29,042	35,676
TA JPMorgan Enhanced Index Service Class	81,946	24,890
TA Small/Mid Cap Value Service Class	47,337	39,097
TA T. Rowe Price Small Cap Service Class	21,912	7,774
TA TSW International Equity Service Class	17,719	43,621
TA TSW Mid Cap Value Opportunities Service Class	24,330	2,956
TA WMC US Growth Service Class	194,521	204,820

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Government Money Market V.I. Class I Shares	-	(5)	(5)	-	(1,795)	(1,795)
TA Aegon Bond Service Class	8,388	(17,680)	(9,292)	7,112	(12,049)	(4,937)
TA Aegon Sustainable Equity Income Service Class	539	(2,863)	(2,324)	14	(2,907)	(2,893)
TA Aegon U.S. Government Securities Service Class	1,473	(1,773)	(300)	3,402	(4,890)	(1,488)
TA BlackRock iShares Edge 40 Service Class	24	(177)	(153)	165	(176)	(11)
TA BlackRock Tactical Allocation Service Class	39	(10,267)	(10,228)	52	(2,339)	(2,287)
TA International Focus Service Class	1,338	(1,041)	297	1,967	(5,010)	(3,043)
TA Janus Mid-Cap Growth Service Class	308	(826)	(518)	37	(141)	(104)
TA JPMorgan Enhanced Index Service Class	40	(213)	(173)	-	(692)	(692)
TA Small/Mid Cap Value Service Class	453	(878)	(425)	257	(2,337)	(2,080)
TA T. Rowe Price Small Cap Service Class	41	(114)	(73)	-	(1,842)	(1,842)
TA TSW International Equity Service Class	504	(2,152)	(1,648)	326	(76)	250
TA TSW Mid Cap Value Opportunities Service Class	39	(39)	-	65	(101)	(36)
TA WMC US Growth Service Class	505	(2,722)	(2,217)	35	(2,425)	(2,390)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock Government Money Market V.I. Class I Shares	$-	$(58)	$(58)	$-	$(16,071)	$(16,071)
TA Aegon Bond Service Class	94,831	(199,402)	(104,571)	76,724	(129,933)	(53,209)
TA Aegon Sustainable Equity Income Service Class	14,928	(77,167)	(62,239)	343	(71,086)	(70,743)
TA Aegon U.S. Government Securities Service Class	14,503	(17,244)	(2,741)	32,412	(46,431)	(14,019)
TA BlackRock iShares Edge 40 Service Class	409	(2,958)	(2,549)	2,551	(2,770)	(219)
TA BlackRock Tactical Allocation Service Class	830	(226,754)	(225,924)	1,091	(45,720)	(44,629)
TA International Focus Service Class	24,724	(20,071)	4,653	35,252	(89,615)	(54,363)
TA Janus Mid-Cap Growth Service Class	12,417	(33,436)	(21,019)	1,339	(5,450)	(4,111)
TA JPMorgan Enhanced Index Service Class	2,064	(13,082)	(11,018)	-	(35,981)	(35,981)
TA Small/Mid Cap Value Service Class	17,470	(34,764)	(17,294)	9,115	(90,172)	(81,057)
TA T. Rowe Price Small Cap Service Class	1,907	(5,810)	(3,903)	1	(95,091)	(95,090)
TA TSW International Equity Service Class	9,779	(41,590)	(31,811)	5,175	(1,230)	3,945
TA TSW Mid Cap Value Opportunities Service Class	1,513	(1,472)	41	2,299	(3,765)	(1,466)
TA WMC US Growth Service Class	33,606	(188,110)	(154,504)	2,080	(143,102)	(141,022)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock Government Money Market V.I. Class I Shares
12/31/2025	26,575	$9.33	to	$9.33	$ 247,883	3.98%	1.85%	to	1.85%	2.15%	to	2.15%
12/31/2024	26,580	9.13	to	9.13	242,710	4.91	1.85	to	1.85	3.08	to	3.08
12/31/2023	28,375	8.86	to	8.86	251,360	4.73	1.85	to	1.85	2.94	to	2.94
12/31/2022	37,435	8.61	to	8.61	322,157	1.35	1.85	to	1.85	(0.45)	to	(0.45)
12/31/2021	39,799	8.64	to	8.64	344,039	-	1.85	to	1.85	(1.83)	to	(1.83)
TA Aegon Bond Service Class
12/31/2025	114,347	11.36	to	11.36	1,298,915	6.46	1.85	to	1.85	4.82	to	4.82
12/31/2024	123,639	10.84	to	10.84	1,339,836	4.02	1.85	to	1.85	(0.00)	to	(0.00)
12/31/2023	128,576	10.84	to	10.84	1,393,346	0.62	1.85	to	1.85	4.24	to	4.24
12/31/2022	147,895	10.40	to	10.40	1,537,493	2.30	1.85	to	1.85	(16.64)	to	(16.64)
12/31/2021	170,238	12.47	to	12.47	2,122,955	1.32	1.85	to	1.85	(2.88)	to	(2.88)
TA Aegon Sustainable Equity Income Service Class
12/31/2025	30,033	27.98	to	27.98	840,422	1.47	1.85	to	1.85	8.96	to	8.96
12/31/2024	32,357	25.68	to	25.68	831,028	1.82	1.85	to	1.85	14.45	to	14.45
12/31/2023	35,250	22.44	to	22.44	791,016	1.82	1.85	to	1.85	4.07	to	4.07
12/31/2022	43,115	21.56	to	21.56	929,699	1.76	1.85	to	1.85	(13.46)	to	(13.46)
12/31/2021	54,948	24.92	to	24.92	1,369,088	2.00	1.85	to	1.85	19.88	to	19.88
TA Aegon U.S. Government Securities Service Class
12/31/2025	54,239	9.87	to	9.87	535,274	3.45	1.85	to	1.85	3.63	to	3.63
12/31/2024	54,539	9.52	to	9.52	519,385	3.18	1.85	to	1.85	(1.69)	to	(1.69)
12/31/2023	56,027	9.69	to	9.69	542,710	1.47	1.85	to	1.85	1.79	to	1.79
12/31/2022	54,472	9.52	to	9.52	518,364	0.79	1.85	to	1.85	(14.88)	to	(14.88)
12/31/2021	61,986	11.18	to	11.18	693,006	1.80	1.85	to	1.85	(4.32)	to	(4.32)
TA BlackRock iShares Edge 40 Service Class
12/31/2025	5,807	17.19	to	17.19	99,789	2.84	1.85	to	1.85	9.38	to	9.38
12/31/2024	5,960	15.71	to	15.71	93,646	2.50	1.85	to	1.85	4.51	to	4.51
12/31/2023	5,971	15.03	to	15.03	89,767	1.79	1.85	to	1.85	7.07	to	7.07
12/31/2022	9,206	14.04	to	14.04	129,241	1.51	1.85	to	1.85	(16.00)	to	(16.00)
12/31/2021	11,180	16.71	to	16.71	186,867	1.63	1.85	to	1.85	3.84	to	3.84
TA BlackRock Tactical Allocation Service Class
12/31/2025	13,436	22.86	to	22.86	307,123	1.43	1.85	to	1.85	9.67	to	9.67
12/31/2024	23,664	20.84	to	20.84	493,184	1.51	1.85	to	1.85	10.41	to	10.41
12/31/2023	25,951	18.88	to	18.88	489,856	2.36	1.85	to	1.85	12.78	to	12.78
12/31/2022	29,153	16.74	to	16.74	487,912	2.69	1.85	to	1.85	(17.74)	to	(17.74)
12/31/2021	51,668	20.35	to	20.35	1,051,274	2.34	1.85	to	1.85	5.66	to	5.66
TA International Focus Service Class
12/31/2025	23,776	18.32	to	18.32	435,648	1.48	1.85	to	1.85	4.29	to	4.29
12/31/2024	23,479	17.57	to	17.57	412,516	2.18	1.85	to	1.85	(3.14)	to	(3.14)
12/31/2023	26,522	18.14	to	18.14	481,114	1.71	1.85	to	1.85	10.22	to	10.22
12/31/2022	33,114	16.46	to	16.46	544,999	2.66	1.85	to	1.85	(21.75)	to	(21.75)
12/31/2021	38,132	21.03	to	21.03	802,075	1.09	1.85	to	1.85	8.60	to	8.60
TA Janus Mid-Cap Growth Service Class
12/31/2025	2,774	41.06	to	41.06	113,875	-	1.85	to	1.85	5.87	to	5.87
12/31/2024	3,292	38.78	to	38.78	127,656	-	1.85	to	1.85	11.96	to	11.96
12/31/2023	3,396	34.63	to	34.63	117,636	-	1.85	to	1.85	14.67	to	14.67
12/31/2022	6,428	30.20	to	30.20	194,165	-	1.85	to	1.85	(18.45)	to	(18.45)
12/31/2021	7,551	37.04	to	37.04	279,707	0.10	1.85	to	1.85	14.85	to	14.85

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA JPMorgan Enhanced Index Service Class
12/31/2025	11,180	$61.78	to	$61.78	$ 690,722	0.49%	1.85%	to	1.85%	13.77%	to	13.77%
12/31/2024	11,353	54.30	to	54.30	616,517	0.47	1.85	to	1.85	21.62	to	21.62
12/31/2023	12,045	44.65	to	44.65	537,833	0.57	1.85	to	1.85	25.06	to	25.06
12/31/2022	14,062	35.70	to	35.70	502,041	0.41	1.85	to	1.85	(20.04)	to	(20.04)
12/31/2021	13,985	44.65	to	44.65	624,428	0.48	1.85	to	1.85	27.41	to	27.41
TA Small/Mid Cap Value Service Class
12/31/2025	5,956	40.19	to	40.19	239,388	1.10	1.85	to	1.85	7.51	to	7.51
12/31/2024	6,381	37.39	to	37.39	238,576	0.79	1.85	to	1.85	6.56	to	6.56
12/31/2023	8,461	35.09	to	35.09	296,867	0.86	1.85	to	1.85	10.10	to	10.10
12/31/2022	10,820	31.87	to	31.87	344,810	0.32	1.85	to	1.85	(10.20)	to	(10.20)
12/31/2021	12,561	35.49	to	35.49	445,750	0.50	1.85	to	1.85	25.47	to	25.47
TA T. Rowe Price Small Cap Service Class
12/31/2025	2,078	53.75	to	53.75	111,683	-	1.85	to	1.85	7.92	to	7.92
12/31/2024	2,151	49.80	to	49.80	107,124	-	1.85	to	1.85	10.53	to	10.53
12/31/2023	3,993	45.05	to	45.05	179,885	-	1.85	to	1.85	18.67	to	18.67
12/31/2022	4,656	37.97	to	37.97	176,760	-	1.85	to	1.85	(24.02)	to	(24.02)
12/31/2021	5,248	49.97	to	49.97	262,227	-	1.85	to	1.85	9.05	to	9.05
TA TSW International Equity Service Class
12/31/2025	4,969	20.42	to	20.42	101,472	2.12	1.85	to	1.85	29.01	to	29.01
12/31/2024	6,617	15.83	to	15.83	104,735	2.78	1.85	to	1.85	1.21	to	1.21
12/31/2023	6,367	15.64	to	15.64	99,580	0.83	1.85	to	1.85	13.15	to	13.15
12/31/2022	10,990	13.82	to	13.82	151,905	2.63	1.85	to	1.85	(16.20)	to	(16.20)
12/31/2021	14,915	16.49	to	16.49	245,987	1.76	1.85	to	1.85	11.13	to	11.13
TA TSW Mid Cap Value Opportunities Service Class
12/31/2025	2,118	39.93	to	39.93	84,598	1.05	1.85	to	1.85	7.36	to	7.36
12/31/2024	2,118	37.20	to	37.20	78,782	1.25	1.85	to	1.85	6.09	to	6.09
12/31/2023	2,154	35.06	to	35.06	75,510	1.18	1.85	to	1.85	8.55	to	8.55
12/31/2022	2,706	32.30	to	32.30	87,416	0.46	1.85	to	1.85	(10.10)	to	(10.10)
12/31/2021	4,237	35.93	to	35.93	152,225	0.66	1.85	to	1.85	26.48	to	26.48
TA WMC US Growth Service Class
12/31/2025	12,699	72.43	to	72.43	919,766	-	1.85	to	1.85	15.32	to	15.32
12/31/2024	14,916	62.81	to	62.81	936,842	-	1.85	to	1.85	26.32	to	26.32
12/31/2023	17,306	49.72	to	49.72	860,436	-	1.85	to	1.85	39.13	to	39.13
12/31/2022	8,856	35.74	to	35.74	316,456	-	1.85	to	1.85	(32.77)	to	(32.77)
12/31/2021	8,620	53.15	to	53.15	458,194	-	1.85	to	1.85	18.17	to	18.17

(1) See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements
December 31, 2025

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values.  An annual charge of 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract.  The charge is assessed daily based on the net asset value of the Mutual Fund.  Charges for administrative and mortality and expense risk are an expense of the subaccount.  Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account C
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.